Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee	Dec. 31, 2018 USD ($) Employee
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 44,611	$ 43,165	$ 40,522
Impairment charges	(1,272)	(3,487)	(132)
Depreciation & amortisation in subsidiaries excluding capitalised depreciation	(4,074)	(4,272)	(3,909)
Finance items	(1,751)	(648)	(33)
Profit (loss) before tax	15,391	11,119	18,167
Profit before taxation	17,142	11,767	18,200
Profit/(loss) after tax – attributable to owners of Rio Tinto	9,769	8,010	13,638
Capital expenditure	6,144	5,439	4,844
Depreciation and amortisation expense proportionately consolidated	4,279	4,384	4,015
Operating assets	$ 47,718	$ 44,183	$ 43,431
Number of employees | Employee	47,474	46,007	47,458
Pre-tax gains on disposals of property, plant and equipment	$ 45	$ 49	$ 586
Capital expenditure per cash flow statement	6,189	5,488	5,430
Net cash/(debt)	(664)	(3,651)	255
Equity attributable to owners of Rio Tinto	47,054	40,532	43,686
Net assets of disposal groups held for sale
Disclosure of operating segments [Line Items]
Operating assets	0	0	440
Diamonds
Disclosure of operating segments [Line Items]
Consolidated sales revenue	459	619	695
Uranium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	299	375	415
Other Operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18	18	9
Profit before taxation	0	(77)	(70)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(54)	(89)	(102)
Capital expenditure	2	(4)	12
Depreciation and amortisation expense proportionately consolidated	199	177	26
Operating assets	$ (479)	$ (83)	$ (442)
Number of employees | Employee	124	159	187
Product group
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 47,018	$ 45,367	$ 42,835
Profit before taxation	24,713	22,132	19,319
Profit/(loss) after tax – attributable to owners of Rio Tinto	13,123	11,310	9,825
Capital expenditure	6,320	5,831	5,279
Depreciation and amortisation expense proportionately consolidated	4,773	4,960	4,622
Operating assets	$ 49,883	$ 46,632	$ 45,871
Number of employees | Employee	42,267	41,205	43,026
Central pension costs, share-based payments and insurance
Disclosure of operating segments [Line Items]
Profit before taxation	$ 72	$ 59	$ (128)
Profit/(loss) after tax – attributable to owners of Rio Tinto	81	60	(90)
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Profit before taxation	(133)	(183)	(272)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(108)	(94)	(190)
Central costs
Disclosure of operating segments [Line Items]
Profit before taxation	(500)	(496)	(552)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(418)	(550)	(410)
Exploration and evaluation
Disclosure of operating segments [Line Items]
Profit before taxation	(250)	(315)	(231)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(216)	(231)	(193)
Net interest
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(14)	(122)	(134)
Underlying EBITDA/earnings
Disclosure of operating segments [Line Items]
Profit before taxation	23,902	21,197	18,136
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,448	10,373	8,808
Items excluded from underlying EBITDA/earnings
Disclosure of operating segments [Line Items]
Consolidated sales revenue
Profit before taxation	(395)	(722)	5,127
Profit/(loss) after tax – attributable to owners of Rio Tinto	(2,679)	(2,363)	4,830
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of operating segments [Line Items]
Adjustment for equity accounted units revenue	(2,407)	(2,202)	(2,313)
Depreciation and amortisation in equity accounted units	(576)	(653)	(650)
Taxation and finance items in equity accounted units	(443)	(296)	(372)
Capital expenditure	(255)	(456)	(500)
Depreciation and amortisation expense proportionately consolidated	(576)	(653)	(650)
Operating assets	$ 0	$ 0	$ 0
Number of employees | Employee	0	0	0
Other items
Disclosure of operating segments [Line Items]
Capital expenditure	$ 79	$ 64	$ 65
Depreciation and amortisation expense proportionately consolidated	82	77	43
Operating assets	$ (2,165)	$ (2,449)	$ (2,880)
Number of employees | Employee	5,207	4,802	4,432
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 27,508	$ 24,075	$ 18,731
Profit before taxation	18,837	16,098	11,378
Profit/(loss) after tax – attributable to owners of Rio Tinto	11,398	9,638	6,531
Capital expenditure	2,941	1,741	1,302
Depreciation and amortisation expense proportionately consolidated	1,838	1,723	1,702
Operating assets	$ 16,650	$ 14,019	$ 14,653
Number of employees | Employee	11,883	10,981	10,661
Operating segments | Iron Ore | Intra-segment and other
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ (428)	$ 0	$ 0
Profit before taxation	(70)	0	0
Profit/(loss) after tax – attributable to owners of Rio Tinto	(53)	0	0
Capital expenditure	0	0	0
Depreciation and amortisation expense proportionately consolidated	0	0	0
Operating assets	$ (104)	$ 0	$ 0
Number of employees | Employee	0	0	0
Operating segments | Iron Ore | Evaluation projects/other
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 657	$ 123	$ 126
Profit before taxation	(32)	87	55
Profit/(loss) after tax – attributable to owners of Rio Tinto	(112)	(8)	53
Capital expenditure	0	0	0
Depreciation and amortisation expense proportionately consolidated	0	0	0
Operating assets	$ 338	$ 2	$ 2
Number of employees | Employee	10	0	0
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 9,314	$ 10,340	$ 12,191
Profit before taxation	2,152	2,285	3,095
Profit/(loss) after tax – attributable to owners of Rio Tinto	471	599	1,347
Capital expenditure	1,085	1,456	1,373
Depreciation and amortisation expense proportionately consolidated	1,191	1,312	1,122
Operating assets	$ 15,365	$ 16,030	$ 16,446
Number of employees | Employee	14,128	14,049	13,640
Operating segments | Aluminium | Intra-segment and other
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ (2,510)	$ (3,079)	$ (4,084)
Profit before taxation	6	30	(92)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(159)	21	(69)
Capital expenditure	(1)	0	0
Depreciation and amortisation expense proportionately consolidated	1	0	(1)
Operating assets	$ 662	$ 780	$ 769
Number of employees | Employee	141	127	180
Operating segments | Aluminium | Bauxite
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 2,302	$ 2,490	$ 2,364
Profit before taxation	943	1,045	852
Profit/(loss) after tax – attributable to owners of Rio Tinto	434	498	466
Capital expenditure	142	387	953
Depreciation and amortisation expense proportionately consolidated	290	286	165
Operating assets	$ 2,593	$ 2,597	$ 2,494
Number of employees | Employee	2,853	2,940	2,676
Operating segments | Aluminium | Alumina
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 2,233	$ 2,720	$ 3,423
Profit before taxation	262	567	808
Profit/(loss) after tax – attributable to owners of Rio Tinto	92	247	390
Capital expenditure	228	282	218
Depreciation and amortisation expense proportionately consolidated	138	187	194
Operating assets	$ 2,294	$ 2,009	$ 2,721
Number of employees | Employee	2,383	2,269	2,009
Operating segments | Aluminium | Primary Metal
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 4,489	$ 4,940	$ 6,468
Profit before taxation	904	755	1,418
Profit/(loss) after tax – attributable to owners of Rio Tinto	169	40	595
Capital expenditure	602	658	595
Depreciation and amortisation expense proportionately consolidated	643	682	615
Operating assets	$ 9,361	$ 9,674	$ 9,306
Number of employees | Employee	6,282	6,357	6,497
Operating segments | Aluminium | Pacific Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 1,944	$ 2,204	$ 2,541
Profit before taxation	112	(22)	148
Profit/(loss) after tax – attributable to owners of Rio Tinto	(6)	(137)	0
Capital expenditure	114	129	115
Depreciation and amortisation expense proportionately consolidated	119	154	149
Operating assets	$ 455	$ 970	$ 1,156
Number of employees | Employee	2,469	2,356	2,278
Operating segments | Aluminium | Integrated operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 8,458	$ 9,275	$ 10,712
Profit before taxation	2,227	2,375	3,134
Profit/(loss) after tax – attributable to owners of Rio Tinto	530	669	1,382
Capital expenditure	1,085	1,456	1,881
Depreciation and amortisation expense proportionately consolidated	1,191	1,309	1,122
Operating assets	$ 15,365	$ 16,030	$ 16,446
Number of employees | Employee	14,128	14,049	13,640
Operating segments | Aluminium | Other product group items
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 856	$ 1,065	$ 1,479
Profit before taxation	7	16	17
Profit/(loss) after tax – attributable to owners of Rio Tinto	(5)	10	11
Capital expenditure	0	0	(508)
Depreciation and amortisation expense proportionately consolidated	0	0	0
Operating assets	$ 0	$ 0	$ 0
Number of employees | Employee	0	0	0
Operating segments | Aluminium | Product group operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 9,314	$ 10,340	$ 12,191
Profit before taxation	2,234	2,391	3,151
Profit/(loss) after tax – attributable to owners of Rio Tinto	525	679	1,393
Capital expenditure	1,085	1,456	1,373
Depreciation and amortisation expense proportionately consolidated	1,191	1,309	1,122
Operating assets	$ 15,365	$ 16,030	$ 16,446
Number of employees | Employee	14,128	14,049	13,640
Operating segments | Aluminium | Evaluation projects/other
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 0	$ 0	$ 0
Profit before taxation	(82)	(106)	(56)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(54)	(80)	(46)
Capital expenditure	0	0	0
Depreciation and amortisation expense proportionately consolidated	0	3	0
Operating assets	$ 0	$ 0	$ 0
Number of employees | Employee	0	0	0
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 5,428	$ 5,815	$ 6,468
Profit before taxation	2,172	2,073	2,776
Profit/(loss) after tax – attributable to owners of Rio Tinto	763	554	1,054
Capital expenditure	1,864	2,087	2,150
Depreciation and amortisation expense proportionately consolidated	1,153	1,320	1,317
Operating assets	$ 13,339	$ 12,010	$ 11,389
Number of employees | Employee	7,789	7,376	8,671
Operating segments | Copper & Diamonds | Product group operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 5,362	$ 5,800	$ 6,468
Profit before taxation	2,523	2,385	3,043
Profit/(loss) after tax – attributable to owners of Rio Tinto	968	726	1,203
Capital expenditure	1,859	2,086	2,139
Depreciation and amortisation expense proportionately consolidated	1,149	1,317	1,312
Operating assets	$ 13,147	$ 11,858	$ 11,260
Number of employees | Employee	7,630	7,226	8,525
Operating segments | Copper & Diamonds | Diamonds
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 459	$ 619	$ 695
Profit before taxation	83	151	301
Profit/(loss) after tax – attributable to owners of Rio Tinto	9	(21)	118
Capital expenditure	25	38	64
Depreciation and amortisation expense proportionately consolidated	60	144	118
Operating assets	$ (7)	$ 195	$ 267
Number of employees | Employee	885	940	967
Operating segments | Copper & Diamonds | Evaluation projects/other
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 66	$ 15	$ 0
Profit before taxation	(351)	(312)	(267)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(205)	(172)	(149)
Capital expenditure	5	1	11
Depreciation and amortisation expense proportionately consolidated	4	3	5
Operating assets	$ 192	$ 152	$ 129
Number of employees | Employee	159	150	146
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 5,014	$ 5,150	$ 5,451
Profit before taxation	1,646	1,762	2,140
Profit/(loss) after tax – attributable to owners of Rio Tinto	577	611	995
Capital expenditure	428	551	442
Depreciation and amortisation expense proportionately consolidated	392	428	455
Operating assets	$ 4,879	$ 4,529	$ 3,696
Number of employees | Employee	8,343	8,640	9,867
Operating segments | Energy & Minerals | Product group operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 4,962	$ 5,095	$ 5,391
Profit before taxation	1,756	1,870	2,204
Profit/(loss) after tax – attributable to owners of Rio Tinto	670	707	1,038
Capital expenditure	429	552	442
Depreciation and amortisation expense proportionately consolidated	392	428	455
Operating assets	$ 4,830	$ 4,472	$ 3,640
Number of employees | Employee	8,197	8,513	9,764
Operating segments | Energy & Minerals | Uranium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 303	$ 375	$ 415
Profit before taxation	24	55	18
Profit/(loss) after tax – attributable to owners of Rio Tinto	6	25	(4)
Capital expenditure	0	5	8
Depreciation and amortisation expense proportionately consolidated	0	3	4
Operating assets	$ (71)	$ (363)	$ (406)
Number of employees | Employee	364	857	1,324
Operating segments | Energy & Minerals | Evaluation projects/other
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 52	$ 55	$ 60
Profit before taxation	(96)	(96)	(49)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(87)	(91)	(36)
Capital expenditure	1	0	0
Depreciation and amortisation expense proportionately consolidated	0	0	0
Operating assets	$ 33	$ 37	$ 41
Number of employees | Employee	77	53	33
Inter-segment transactions
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ (264)	$ (31)	$ (15)
Profit before taxation	(94)	(9)	0
Profit/(loss) after tax – attributable to owners of Rio Tinto	(32)	(3)	0
Operating assets	129	127	129
Oyu Tolgoi and Turquoise Hill | Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Consolidated sales revenue	1,078	1,166	1,180
Profit before taxation	390	357	375
Profit/(loss) after tax – attributable to owners of Rio Tinto	160	25	69
Capital expenditure	1,038	1,289	1,284
Depreciation and amortisation expense proportionately consolidated	189	208	219
Operating assets	$ 8,111	$ 6,780	$ 6,072
Number of employees | Employee	3,450	3,152	2,863
Grasberg joint venture | Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 0	$ 0	$ 457
Profit before taxation	0	0	281
Profit/(loss) after tax – attributable to owners of Rio Tinto	0	0	217
Capital expenditure	0	0	171
Depreciation and amortisation expense proportionately consolidated	0	0	30
Operating assets	$ 0	$ 0	$ 0
Number of employees | Employee	0	0	1,615
Pilbara | Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 27,027	$ 23,681	$ 18,359
Profit before taxation	18,896	15,936	11,267
Profit/(loss) after tax – attributable to owners of Rio Tinto	11,551	9,619	6,460
Capital expenditure	2,919	1,720	1,288
Depreciation and amortisation expense proportionately consolidated	1,819	1,704	1,682
Operating assets	$ 16,253	$ 13,865	$ 14,486
Number of employees | Employee	11,522	10,634	10,422
Dampier Salt | Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	68.40%
Consolidated sales revenue	$ 252	$ 271	$ 246
Profit before taxation	43	75	56
Profit/(loss) after tax – attributable to owners of Rio Tinto	12	27	18
Capital expenditure	22	21	14
Depreciation and amortisation expense proportionately consolidated	19	19	20
Operating assets	$ 163	$ 152	$ 165
Number of employees | Employee	351	347	239
Rio Tinto Kennecott | Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	100.00%
Consolidated sales revenue	$ 1,529	$ 1,879	$ 1,862
Profit before taxation	588	843	785
Profit/(loss) after tax – attributable to owners of Rio Tinto	149	397	293
Capital expenditure	618	444	318
Depreciation and amortisation expense proportionately consolidated	472	457	427
Operating assets	$ 2,317	$ 2,012	$ 1,864
Number of employees | Employee	2,171	2,066	1,993
Escondida | Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	30.00%
Consolidated sales revenue	$ 2,296	$ 2,136	$ 2,274
Profit before taxation	1,462	1,034	1,301
Profit/(loss) after tax – attributable to owners of Rio Tinto	650	325	506
Capital expenditure	178	315	302
Depreciation and amortisation expense proportionately consolidated	428	508	518
Operating assets	$ 2,726	$ 2,871	$ 3,057
Number of employees | Employee	1,124	1,068	1,087
Rio Tinto Coal Australia | Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 0	$ 0	$ 989
Profit before taxation	0	0	893
Profit/(loss) after tax – attributable to owners of Rio Tinto	0	0	591
Capital expenditure	0	0	32
Depreciation and amortisation expense proportionately consolidated	0	0	34
Operating assets	$ 0	$ 0	$ (837)
Number of employees | Employee	0	0	1,005
Iron Ore Company of Canada
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 2,269	$ 2,014
Profit/(loss) after tax – attributable to owners of Rio Tinto	359	319
Equity attributable to owners of Rio Tinto	$ 1,144	1,018
Iron Ore Company of Canada | Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	58.70%
Consolidated sales revenue	$ 2,444	2,189	$ 1,583
Profit before taxation	1,130	1,024	586
Profit/(loss) after tax – attributable to owners of Rio Tinto	383	332	166
Capital expenditure	243	255	189
Depreciation and amortisation expense proportionately consolidated	170	172	154
Operating assets	$ 1,009	$ 803	$ 975
Number of employees | Employee	2,716	2,617	2,397
Rio Tinto Iron & Titanium | Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 1,651	$ 1,938	$ 1,782
Profit before taxation	476	611	510
Profit/(loss) after tax – attributable to owners of Rio Tinto	216	254	174
Capital expenditure	144	249	169
Depreciation and amortisation expense proportionately consolidated	173	193	201
Operating assets	$ 3,390	$ 3,507	$ 3,390
Number of employees | Employee	4,151	4,115	4,058
Rio Tinto Borates | Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	100.00%
Consolidated sales revenue	$ 564	$ 593	$ 622
Profit before taxation	126	180	197
Profit/(loss) after tax – attributable to owners of Rio Tinto	65	96	111
Capital expenditure	42	43	44
Depreciation and amortisation expense proportionately consolidated	49	60	62
Operating assets	$ 502	$ 525	$ 518
Number of employees | Employee	966	924	980
Simandou iron ore project | Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 0	$ 0	$ 0
Profit before taxation	(14)	(12)	(15)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(6)	(5)	(7)
Capital expenditure	(2)	(1)	0
Depreciation and amortisation expense proportionately consolidated	0	0	0
Operating assets	$ 16	$ 20	$ 15
Number of employees | Employee	69	74	70